RECD S.E.C.
DEC 2 1 2007
1086

NASDAQ

[illegible]
[illegible]
[illegible] BLACKWELL ROAD
[illegible] MD [illegible]

Gary N. Sundick
Vice President
Listing Qualifications

07082311

By Facsimile and First Class Mail

December 21, 2007

OERTNIAS

001-33393

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on December 20, 2007 The Nasdaq Stock Market (the "Exchange") received from Environmental Power Corporation (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, $0.01 par value per share

We further certify that the security described above has/have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary N. Sundick

B

PROCESSED
JAN 25 2008
THOMSON
FINANCIAL

END